Net Loss per Share (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earning per share basic	$ 8.88	$ 10.77
Potentially dilutive securities	55,900,000
Options And R S Us [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	45,700,000	46,800,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	231,000
Convertible Debts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	10,000,000